Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Absolute Shares Trust
Entity Central Index Key	0001591939
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
WBI BullBear Value 3000 ETF
Shareholder Report [Line Items]
Fund Name	WBI BullBear Value 3000 ETF
Class Name	WBI BullBear Value 3000 ETF
Trading Symbol	WBIF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WBI BullBear Value 3000 ETF for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
WBI BullBear Value 3000 ETF	$88	1.69%
[1]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.69%
Material Change Date	Jul. 01, 2025
Net Assets	$ 24,391,828
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 98,626
Investment Company Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$24,391,828
Number of Holdings	87
Net Advisory Fee	$98,626
Portfolio Turnover	264%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	11.7%
Mueller Industries, Inc.	1.9%
Yum China Holdings, Inc.	1.9%
American Express Co.	1.9%
Primerica, Inc.	1.9%
Aon PLC	1.9%
Applied Industrial Technologies, Inc.	1.9%
Accenture PLC	1.9%
Red Rock Resorts, Inc.	1.8%
Verisk Analytics, Inc.	1.7%
[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the
Fund’s next prospectus, which we expect to be available by October 30, 2026 at https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.

Updated Prospectus Phone Number	1-800-772-5810
Updated Prospectus Web Address	https://wbietfs.com/documents/
WBI BullBear Yield 3000 ETF
Shareholder Report [Line Items]
Fund Name	WBI BullBear Yield 3000 ETF
Class Name	WBI BullBear Yield 3000 ETF
Trading Symbol	WBIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WBI BullBear Yield 3000 ETF for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
WBI BullBear Yield 3000 ETF	$87	1.67%
[3]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.67%
Material Change Date	Jul. 01, 2025
Net Assets	$ 29,308,185
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 130,963
Investment Company Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$29,308,185
Number of Holdings	100
Net Advisory Fee	$130,963
Portfolio Turnover	266%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	19.2%
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	2.9%
Angel Oak High Yield Opportunities ETF	2.7%
Primoris Services Corp.	1.9%
TCW Senior Loan ETF	1.9%
American Express Co.	1.8%
Mueller Industries, Inc.	1.8%
Aon PLC	1.8%
Yum China Holdings, Inc.	1.8%
Applied Industrial Technologies, Inc.	1.8%
[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the
Fund’s next prospectus, which we expect to be available by October 30, 2026 at https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.

Updated Prospectus Phone Number	1-800-772-5810
Updated Prospectus Web Address	https://wbietfs.com/documents/
WBI BullBear Quality 3000 ETF
Shareholder Report [Line Items]
Fund Name	WBI BullBear Quality 3000 ETF
Class Name	WBI BullBear Quality 3000 ETF
Trading Symbol	WBIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WBI BullBear Quality 3000 ETF for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
WBI BullBear Quality 3000 ETF	$87	1.67%
[5]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.67%
Material Change Date	Jul. 01, 2025
Net Assets	$ 29,491,071
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 130,447
Investment Company Portfolio Turnover	323.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$29,491,071
Number of Holdings	88
Net Advisory Fee	$130,447
Portfolio Turnover	323%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	8.8%
Eli Lilly & Co.	1.9%
Comfort Systems USA, Inc.	1.9%
TKO Group Holdings, Inc.	1.9%
Regeneron Pharmaceuticals, Inc.	1.9%
eBay, Inc.	1.8%
Visa, Inc.	1.8%
Cardinal Health, Inc.	1.8%
Autodesk, Inc.	1.7%
Cisco Systems, Inc.	1.7%
[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the
Fund’s next prospectus, which we expect to be available by October 30, 2026 at https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.

Updated Prospectus Phone Number	1-800-772-5810
Updated Prospectus Web Address	https://wbietfs.com/documents/
WBI Power Factor High Dividend ETF
Shareholder Report [Line Items]
Fund Name	WBI Power Factor High Dividend ETF
Class Name	WBI Power Factor High Dividend ETF
Trading Symbol	WBIY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WBI Power Factor High Dividend ETF for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
WBI Power Factor High Dividend ETF	$53	0.99%
[7]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Material Change Date	Jul. 01, 2025
Net Assets	$ 57,291,128
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 120,935
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$57,291,128
Number of Holdings	52
Net Advisory Fee	$120,935
Portfolio Turnover	75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	12.2%
Bristol-Myers Squibb Co.	5.6%
United Parcel Service, Inc.	5.4%
ONEOK, Inc.	5.0%
Edison International	4.9%
Pfizer, Inc.	4.8%
Verizon Communications, Inc.	4.7%
Conagra Brands, Inc.	4.4%
Altria Group, Inc.	4.1%
Columbia Banking System, Inc.	4.1%
[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the
Fund’s next prospectus, which we expect to be available by October 30, 2026 at https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.

Updated Prospectus Phone Number	1-800-772-5810
Updated Prospectus Web Address	https://wbietfs.com/documents/

[1]
*	Annualized

[2]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Annualized

[6]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	Annualized

[8]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.